Series A Preferred Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011 quarters	Dec. 31, 2012	Dec. 31, 2010	Sep. 02, 2009	Dec. 31, 2011 Series A Preferred Unit	Dec. 31, 2012 Series A Preferred Unit	Sep. 02, 2009 Series A Preferred Unit	Dec. 31, 2011 Common Unit Distribution	Dec. 31, 2011 PIK Distribution	Dec. 31, 2011 Maximum	Dec. 31, 2012 Minimum Series A Preferred Unit	Dec. 31, 2011 Commencing On September 2, 2014 Series A Preferred Unit days	Dec. 31, 2012 Commencing On September 2, 2014 Series A Preferred Unit	Dec. 31, 2012 Commencing On September 2, 2014 Minimum Series A Preferred Unit	Jul. 31, 2013 Perferred Units Owned, Conversion Requested [Member]	Jul. 31, 2013 Common Units to be Issued in Preferred Unit Conversion [Member]
Other Ownership Interests
Series A Preferred Units, shares issued		4,371,586	4,371,586	4,371,586	4,371,586											2,400,000	2,600,000
Series A price per unit								$ 18.30
Preferred units issue discount percentage					4.00%
Preferred units issued at a discount					$ 3
Proceeds from issuance of preferred units, net	77
General Partners' Contributed Capital					2
Series A Preferred Units mandatory redemption date		Sep. 02, 2029
Deducting amounts from partners' capital over the remaining years			80
Distributions paid per unit		$ 0.445				$ 0.35375			$ 0.09125	$ 0.09125
Maximum Distribution amount for Preferred Units											$ 2
Maximum distribution made to member or Limited Partner, period of consecutive fiscal quarters		20
Increase in distribution made to member or Limited Partner distributions, declared per unit, due to covenant default						$ 0.1825
Accumulated and unpaid distributions, quarterly accrual interest rate percentage						2.432%
Covenant default, accumulated and unpaid distributions, quarterly accrual interest rate percentage						3.429%
Minimum unit conversion request by holders												375,000
Preferred Stock, Redemption Price Per Share							$ 18.30
Percenatge component of denominator, used in conversion ratio when conversion price is less than volume-weighted average trading price														91.00%
Conversion price, per share minimum															$ 10
Conversion requirements, daily volume-weighted average trading price over conversion price, percentage														150.00%
Conversion price requirements met, number of trading days													20
Range of trailing trading days, assess conversion price requirements													30
Due to change of control, required purchase offer as percentage of liquidation value							101.00%
Cash event, required purchase offer as percentage of liquidation value							120.00%
Series A preferred units convertible to common units		4,658,700